Related party transactions - Summary of purchase of goods and services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Hangzhou ImmuQuad Biotechnologies, LLC
Related party transactions
Purchase of goods and services		¥ 87
Beijing Shangyi Zhixin Healthcare Management Ltd.
Related party transactions
Purchase of goods and services	¥ 1,498